Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Restricted Cash [Abstract]
Cash reserved for registration of VIEs subsidiaries	$ 1,605
Cash reserved to guarantee application for operation right from international internet organization	$ 300